Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2021
Convertible Redeemable Preferred Shares [Abstract]
Convertible Redeemable Preferred Shares
14. CONVERTIBLE REDEEMABLE PREFERRED SHARES
On May 20, 2014, the Company entered into a shares purchase agreement with certain investors, pursuant to which 60,000,000 Convertible Redeemable Series A Preferred Shares (“Series A Preferred Shares”) were issued on May 20, 2014 for an aggregated consideration of US$3,000. The Company incurred issuance costs of US$20 in connection with this offering.
On December 16, 2014, the Company entered into a shares purchase agreement with certain investors, pursuant to which 26,666,667 Convertible Redeemable Series B Preferred Shares (the “Series B Preferred Shares”) were issued on December 16, 2014 for an aggregated consideration of US$4,000. The Company incurred issuance costs of US$41 in connection with the offering of Series B Preferred Shares. Besides, the Company also issued 13,333,333 Series B Preferred Shares to TECHWOLF LIMITED, controlled by Mr. Peng Zhao, the Company’s
F
ounder,
C
hairman and
CEO
, with no consideration received.

On April 8, 2015, the Company entered into a shares purchase agreement with certain investors, pursuant to which 48,000,000 Convertible Redeemable Series C Preferred Shares (the “Series C Preferred Shares”) were issued on April 8, 2015 for an aggregated consideration of US$10,000. The Company incurred issuance costs of US$40 in connection with this offering. Besides, the Company repurchased a total of 13,333,333 Series B Preferred Shares issued to TECHWOLF LIMITED at par value. Those Series B Preferred Shares were sold to one of previous Series B investor on April 8, 2015 at the Series B Preferred Shares issuance price.
On July 7, 2016, the Company entered into a shares purchase agreement with certain investors, pursuant to which 45,319,316 Convertible Redeemable Series
C-1
Preferred Shares (the “Series C Preferred Shares”, “Series
C-1
Preferred Shares
”
or
“
Series C Preferred Shares Tranche I”) were issued on July 7, 2016 for an aggregated consideration of US$12,508. The Company incurred issuance costs of US$86 in connection with this offering of Series
C-1
Preferred Shares Tranche I.
On August 15, 2016, the Company entered into a shares purchase agreement with certain investors, pursuant to which 42,251,744 Convertible Redeemable
Series C-2 Preferred
Shares (the “Series C Preferred Shares”,

“Series
C-2
Preferred Shares” or “Series C Preferred Shares Tranche II”) were issued on August 15, 2016 for an aggregated consideration of US$18,000. The Company incurred issuance costs of US$100 in connection with this offering.
On February 10, 2017, the Company entered into a shares purchase agreement with certain investors, pursuant to which 11,497,073 Convertible Redeemable Series
C-3
Preferred Shares (the “Series C Preferred Shares”, “
Series
C-3
Preferred Shares” or “Series
 C Preferred Shares Tranche III”) were issued on February 10, 2017 for an aggregated consideration of US$6,001. The Company incurred issuance costs of US$32 in connection with this offering.
On November 2, 2017, the Company entered into a shares purchase agreement with certain investors, pursuant to which 60,856,049 Convertible Redeemable Series D Preferred Shares (the “Series D Preferred Shares”) were issued on November 2, 2017 for an aggregated consideration of US$43,394. The Company incurred issuance costs of US$1,132 in connection with this offering.
On December 18, 2018, the Company entered into a shares purchase agreement with certain investors, pursuant to which 83,474,263 Convertible Redeemable Series E Preferred Shares (the “Series E Preferred Shares”) were issued on December 18, 2018 for an aggregated consideration of US$130,000. The Company incurred issuance costs of US$3,376 in connection with this offering.
On March 8, 2019, the Company entered into a shares purchase agreement with certain investors, pursuant to which 32,373,031 Convertible Redeemable Series E+ Preferred Shares (the “Series E Preferred Shares”, “Series
E-1
Preferred
Shares”
 or

“
Series E Preferred Shares Tranche I”) were issued on March 8, 2019 for an aggregated consideration of US$55,000. The Company incurred issuance costs of US$1,982 in connection with this offering.
On July 4, 2019, the Company entered into a shares purchase agreement with certain investors, pursuant to which 28,226,073 Convertible Redeemable Series
E-2
Preferred Shares (the “Series E Preferred Shares”, “Series
E-2
Preferred
Shares”
 or
“
Series E Preferred Shares Tranche II”) were issued on July 4, 2019 for an aggregated consideration of US$50,000. The Company incurred issuance costs of US$1,917 in connection with this offering.
On February 10, 2020, the Company entered into a shares purchase agreement with certain investors, pursuant to which 48,689,976 Convertible Redeemable Series F Preferred Shares (the “Series F Preferred Shares”) were issued on February 10, 2020 for an aggregated consideration of US$150,000. The Company incurred issuance costs of US$1 in connection with this offering.
On November 27, 2020, the Company entered into a shares purchase agreement with certain investors, pursuant to which 50,664,609
Convertible Redeemable Series F+ Preferred Shares (the “Series F Preferred Shares” or “Series F-plus Preferred Shares”) were issued on November 27, 2020 for an aggregated consideration of US$270,000. The Company incurred issuance costs of US$3,080 in connection with this offering.

The Series A, B, C, D, E and F Preferred Shares are collectively referred to as the Preferred Shares. The holders of Preferred Shares are collectively referred to as the Preferred Shareholders. The key terms of the Preferred Shares issued by the Company are as follows:
Conversion rights
Optional conversion
Each Series A, B, C, D, E and F Preferred Share shall be convertible, at the option of the holder thereof, at any time and without the payment of additional consideration by the holder thereof, into such number of Class A ordinary shares as determined by the quotient of the applicable issue price divided by the then effective applicable conversion price with respect to such particular series of Preferred Shares, which shall initially be the applicable issue price for the Series A
,
B, C, D, E and F Preferred Shares, as the case may be, resulting in an initial conversion ratio for the Preferred Shares of 1:1, and shall be subject to adjustment and readjustment from time to time, including but not limited to additional equity securities issuances, share dividends, distributions, subdivisions, redemptions, combinations, or reorganizations, mergers, consolidations, reclassifications, exchanges or substitutions.
Automatic conversion
Each Preferred Share is convertible, at the option of the holder, at any time after the date of issuance of such Preferred Shares according to a conversion ratio, subject to adjustments for dilution, including but not limited to stock splits, stock dividends and capitalization and certain other events. Each Preferred Share is convertible into a number of ordinary shares determined by dividing the applicable original issuance price by the conversion price (initially being 1 to 1 conversion ratio). The conversion price of each Preferred Share is the same as its original issuance price and no adjustments to conversion price have occurred so far.
Each Series A, B, C, D, E and F Preferred Share shall automatically be converted into Class A ordinary shares, at the then applicable preferred share conversion price upon (i) closing of a Qualified Initial Public Offering (“Qualified IPO”), or (ii) the written approval of the holders of a majority of each series of Preferred Shares (calculated and voting separately in their respective single class on an as-converted
basis).
Prior to the Series D Preferred Shares issuance on November 2
, 2017
, a “Qualified IPO” was defined as an initial public offering with gross proceeds no less than US$60 million and capitalization of the Company of no less than US$350 million prior to such initial public offering. Upon the issuance of Series D Preferred Shares, the gross proceeds and market capitalization criteria for a “Qualified IPO” were increased to US$90 million and

US$900 million, respectively. Upon the issuance of Series E Preferred Shares, the gross proceeds and market capitalization criteria for a “Qualified IPO” were increased to US
$100
million and US$2,000 million, respectively. Upon the issuance of Series F Preferred Shares, the gross proceeds and market capitalization criteria for a “Qualified IPO” were increased to US$100 million and US$3,300 million, respectively. Upon the issuance of Series
F-plus
Preferred Shares, the gross proceeds and market capitalization criteria for a “Qualified IPO” were increased to US$300 million and US$5,000 million, respectively.
Voting rights
Each holder of Series A, B, C, D, E and F Preferred Shares is entitled to cast the number of votes equal to the number of Class A ordinary shares such Preferred Shares would be entitled to convert into at the then effective conversion price. There was a modification to the voting rights of the shares controlled by Mr. Peng Zhao when the Series F and Series
F-plus
Preferred Shares were issued as follows:

•	the voting rights of shares controlled by Mr. Peng Zhao was modified to carry 10 votes in connection with the Series F Preferred Shares financing; and

•	the voting rights of shares controlled by Mr. Peng Zhao was modified to carry 15 votes in connection with the Series F-plus Preferred Shares financing.
Dividend rights
Each Preferred Share shall have the right to receive dividends, on an as-converted
basis, when, as and if declared by the Board. No dividend shall be paid on the ordinary shares at any time unless and until all dividends on the Preferred Shares have been paid in full. No dividends on preferred and ordinary shares have been declared since the issuance date.
Liquidation preference
In the event of any liquidation (unless waived by the majority of Preferred Shareholders) including deemed liquidation, dissolution or winding up of the Company, Preferred Shareholders shall be entitled to receive a per share amount equal to 100% of the original preferred share issuance price of the respective series of Preferred Shares, as adjusted for share dividends, share splits, combinations, recapitalizations or similar events, plus all accrued and declared but unpaid dividends thereon, in the sequence of Series F Preferred Shares, Series E Preferred Shares, Series D Preferred Shares, Series C Preferred Shares, Series B Preferred Shares, and Series A Preferred Shares. After such liquidation amounts have been paid in full, any remaining funds or assets of the Company legally available for distribution to shareholders shall be distributed on a pro rata, pari passu basis among the holders of the Preferred Shares, on an as-converted
basis, together with the holders of the ordinary shares.
Redemption rights
At any time commencing on a date specified in the shareholders’ agreement (the “Redemption Start Date”), holders of majority (more than 50%) of the then outstanding Series A, B, C, D, E, and F Preferred Shares may request a redemption of the Preferred Shares of such series. On receipt of a redemption request from the holders, the Company shall redeem all or part, as requested, of the outstanding Preferred Shares of such series.

The Redemption Start Date of Preferred Shares have been amended for a number of times historically. If any holder of any series of Preferred Shares exercises its redemption right, any holder of other series of Preferred Shares shall have the right to exercise the redemption of its series at the same time.
The redemption prices have been modified historically. Prior to the issuance of Series F Preferred Shares, the price at which each Preferred Share shall be redeemed shall equal to the original Preferred Shares issue price for such series plus 10% compound interest per annum (calculated from the issuance dates of the respective series of Preferred Shares), and declared but unpaid dividends. Upon the issuance of Series F Preferred Shares, the price at which each Preferred Share shall be redeemed shall equal to the original Preferred Shares issue price for such series plus 8% simple interest per annum (calculated from the issuance dates of the respective series of Preferred Shares), and declared but unpaid dividends.

If on the redemption date triggered by the occurrence of any redemption event, the Company’s assets or funds which are legally available are insufficient to pay in full the aggregate redemption price for Preferred Shares requested to be redeemed, upon the request of a redeeming shareholder, the Company shall execute and deliver a two-year
note, bearing an interest of ten percent (10%) per annum and with repayment of the principal and interest to be made on a monthly basis over a period of twenty-four (24) months. Preferred Shares subject to redemption with respect to which the Company has become obligated to pay the redemption price but which it has not paid in full shall continue to have all the rights and privileges which such Preferred Shareholders had prior to such date, until the redemption price has been paid in full with respect to such Preferred Shares.
Conversion upon IPO
In June 2021, upon the completion of IPO, all
 of
the Preferred Shares were automatically converted to 551,352,134 Class A ordinary shares based on the aforementioned conversion price
.
Accounting for preferred shares
The Company classified the Preferred Shares in the mezzanine section of the Consolidated Balance Sheets because they were redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain liquidation event outside of the Company’s control. The Preferred Shares are recorded initially at fair value, net of issuance costs.
The Company records accretion on the Preferred Shares, where applicable, to the redemption value from the issuance dates to the earliest redemption dates. The accretion, calculated using the effective interest method, is recorded against retained earnings, or in the absence of retained earnings, by charging against additional paid-in
capital. Once additional
paid-in
capital has been exhausted, additional charges are recorded by increasing the accumulated deficit. The accretion of Preferred Shares was RMB232,319 (US$33,529), RMB283,981 (US$41,546) and RMB164,065 (US$25,284) for the years ended December 31, 2019, 2020 and 2021, respectively.
The Company has determined that, under the whole instrument approach, host contract of the Preferred Shares is more akin to a debt host, given the Preferred Shares holders have potential creditors’ right in the event of insufficient fund upon redemption, along with other debt-like features in the terms of the Preferred Shares, including the redemption rights. However, the Company determined that the embedded feature, including conversion feature, do not require bifurcation as they either are clearly and closely related to the host or do not meet definition of a derivative.
The Company has determined that there was no beneficial conversion feature attributable to all preferred shares because the initial effective conversion prices of these preferred shares were higher than the fair value of the Company’s ordinary shares determined by the Company with the assistance from an independent third-party appraiser.
Modification of preferred shares
The Company assesses whether an amendment to the terms of its convertible redeemable preferred shares is an extinguishment or a modification based on a qualitative evaluation of the amendment. If the amendment adds, removes, significantly changes to a substantive contractual term or to the nature of the overall instrument, the amendment results in an extinguishment of the preferred shares. The Company also assess if the change in terms results in value transfer between Preferred Shareholders or between Preferred Shareholders and ordinary shareholders.
When convertible redeemable preferred shares are extinguished, the difference between the fair value of the consideration transferred to the convertible redeemable Preferred Shareholders and the carrying amount of such preferred shares (net of issuance costs) is treated as a deemed dividend to the Preferred Shareholders. When convertible redeemable preferred shares are modified and such modification results in value transfer between Preferred Shareholders and ordinary shareholders, the change in fair value resulted from the amendment is treated as a deemed dividend to or from the Preferred Shareholders.
Preferred
s
hares modification were mainly included below:

•
Starting from the issuance of Series C Preferred Shares, optional redemption date of each pre-existing
preferred shares was modified and extended to the fifth anniversary of each newly issued series of Preferred Shares applicable closing date; and

•
On February 10, 2020, the Redemption Start Date of Series A, B, C, D, and E Preferred Shares was extended from July 5, 2024 to February 10, 2025, which is to be in line with the optional redemption date of Series F Preferred Shares. In the meanwhile, redemption price interest rate was lowered from 10% compound interest per annum to 8% simple interest per annum commencing from Series F Preferred Shares original issuance date and ending on the date of redemption.

From both quantitative and qualitative perspectives, the Company assessed the impact of these modifications and concluded that they represent a modification rather than extinguishment of pre-existing
preferred shares, and the impact of the modification is immaterial.

The Company’s convertible redeemable preferred shares activities for the years ended December 31, 2019, 2020 and 2021 are summarized below:

	Series A Preferred Shares		Series B Preferred Shares		Series C Preferred Shares		Series D Preferred Shares		Series E Preferred Shares		Series F Preferred Shares		Total
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balance as of January 1, 2019	60,000,000	30,144	40,000,000	56,554	147,068,133	400,950	60,856,049	317,533	83,474,263	874,107	—	—	391,398,445	1,679,288
Issuance of Series E Preferred Shares Tranche I and II, net of issuance cost	—	—	—	—	—	—	—	—	60,599,104	691,894	—	—	60,599,104	691,894
Accretion on convertible redeemable preferred shares to redemption value	—	3,290	—	6,231	—	42,417	—	35,053	—	145,328	—	—	—	232,319

Balance as of December 31, 2019	60,000,000	33,434	40,000,000	62,785	147,068,133	443,367	60,856,049	352,586	144,073,367	1,711,329	—	—	451,997,549	2,603,501

Issuance of Series F Preferred Shares, net of issuance cost	—	—	—	—	—	—	—	—	—	—	99,354,585	2,803,114	99,354,585	2,803,114
Accretion on convertible redeemable preferred shares to redemption value	—	2,743	—	5,191	—	35,198	—	28,196	—	133,704	—	78,949	—	283,981

Balance as of December 31, 2020	60,000,000	36,177	40,000,000	67,976	147,068,133	478,565	60,856,049	380,782	144,073,367	1,845,033	99,354,585	2,882,063	551,352,134	5,690,596

Accretion on convertible redeemable preferred shares to redemption value	—	1,057	—	2,006	—	13,580	—	10,823	—	51,072	—	85,527	—	164,065
Conversion of preferred shares to ordinary shares	(60,000,000)	(37,234)	(40,000,000)	(69,982)	(147,068,133)	(492,145)	(60,856,049)	(391,605)	(144,073,367)	(1,896,105)	(99,354,585)	(2,967,590)	(551,352,134)	(5,854,661)

Balance as of December 31, 2021	—	—	—	—	—	—	—	—	—	—	—	—	—	—